Shareholder Report, Holdings (Details) - C000148680	Oct. 31, 2025
Texas
Holdings [Line Items]
Percent of Total Investments	17.50%
New York
Holdings [Line Items]
Percent of Total Investments	7.10%
Ohio
Holdings [Line Items]
Percent of Total Investments	6.10%
Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.80%
Georgia
Holdings [Line Items]
Percent of Total Investments	5.20%
Alabama
Holdings [Line Items]
Percent of Total Investments	4.80%
Iowa
Holdings [Line Items]
Percent of Total Investments	4.60%
Louisiana
Holdings [Line Items]
Percent of Total Investments	4.10%
Illinois
Holdings [Line Items]
Percent of Total Investments	3.40%
Indiana
Holdings [Line Items]
Percent of Total Investments	3.30%
AAA
Holdings [Line Items]
Percent of Total Investments	8.50%
AA+
Holdings [Line Items]
Percent of Total Investments	17.00%
AA
Holdings [Line Items]
Percent of Total Investments	15.80%
AA-
Holdings [Line Items]
Percent of Total Investments	9.70%
A+
Holdings [Line Items]
Percent of Total Investments	3.70%
A
Holdings [Line Items]
Percent of Total Investments	4.40%
A-
Holdings [Line Items]
Percent of Total Investments	10.50%
BBB+
Holdings [Line Items]
Percent of Total Investments	0.80%
BBB
Holdings [Line Items]
Percent of Total Investments	0.30%
Not Rated
Holdings [Line Items]
Percent of Total Investments	29.30%